Annual Operating Expenses - FidelityGrowthStrategiesFund-AMCIZPRO - FidelityGrowthStrategiesFund-AMCIZPRO - Fidelity Growth Strategies Fund	Jan. 29, 2025
Fidelity Advisor Growth Strategies Fund - Class C
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.73%
Fidelity Advisor Growth Strategies Fund - Class M
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.23%
Fidelity Advisor Growth Strategies Fund - Class I
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.73%
Fidelity Advisor Growth Strategies Fund - Class Z
Operating Expenses:
Management fee	0.60%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.61%
Fidelity Advisor Growth Strategies Fund - Class A
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.98%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.